Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)	This caption is comprised of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,202,017	1,104,822	909,212
Taxes and contributions	77,202	64,008	44,452
Rental expenses (c) and Note 8(e)	9,643	10,958	11,841

Total	1,288,862	1,179,788	965,505